GOODWILL AND INTANGIBLE ASSETS - Finite-lived Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross	$ 126,187	$ 76,202
Accumulated Amortization	(39,753)	(29,755)
Net	86,434	46,447
Technology
Finite-Lived Intangible Assets [Line Items]
Gross	58,631	48,008
Accumulated Amortization	(26,672)	(21,454)
Net	$ 31,959	26,554
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	3 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	5 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	$ 55,713	21,794
Accumulated Amortization	(10,653)	(6,749)
Net	$ 45,060	15,045
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	2 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	9 years
Brand
Finite-Lived Intangible Assets [Line Items]
Gross	$ 9,621	4,295
Accumulated Amortization	(1,547)	(961)
Net	$ 8,074	3,334
Brand | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	1 year
Brand | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	7 years
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	3 years
Gross	$ 2,222	2,105
Accumulated Amortization	(881)	(591)
Net	$ 1,341	$ 1,514